Unit Purchase Options (Details Narrative) - CAD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
IfrsStatementLineItems [Line Items]
Options, description		GR Unlimited received proceeds of CAD$649,351 ($500,000) in exchange for an option to acquire 1,475,979 common units and warrants to purchase a further 1,675,979 common units. Each warrant shall be exercisable period of two years following the date of option exercise (“the Expiration Date”); provided, however, that the expiration date shall be automatically extended for an additional three years (the “Extended Period”) if, during the initial two-year term GR Unlimited does not raise at least $18,000,000 in additional equity capital at an effective price per common unit at or above $0.70 (a “Qualified Offering”); and provided further, that GR Unlimited has the right, only during the Extended Period, if any, and only following the exercise of the Option, to accelerate the expiration date to forty-five days following written notice to the holder if during the Extended Period GR Unlimited closes a Qualified Offering.
Option pricing model [member]
IfrsStatementLineItems [Line Items]
Purchase of option, granted		2,727,250
Aggregate amount of option		$ 54,545
Option Pricing Model One [Member]
IfrsStatementLineItems [Line Items]
Purchase of option, granted		2,000,000
Aggregate amount of option		$ 40,000
Cash in securities		1,050,000
Number of option partial exercised	727,250
Option Pricing Model Two [Member]
IfrsStatementLineItems [Line Items]
Cash in securities		$ 1,050,000
Number of option partial exercised	2,000,000